CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net loss	$ (45,276)	$ (35,336)	$ (9,844)
Adjustments to reconcile net loss to net cash used in operating activities
Gain on VericiDx deconsolidation		(46)
Depreciation and amortization	489	282	70
Stock-based compensation	4,621	2,663	1,159
Gain on loan		(255)
Realized gain on short-term investments		(18)	(128)
Equity in (net earnings) losses of affiliate	(9)	2,112	63
Reduction of Kantaro Liability	(119)	(495)
Fair value adjustment to VericiDx investment	5,900	(6,483)	0
Unrealized foreign exchange (gain) loss	(7,340)	5,539	(213)
Fair value adjustment to convertible Debt	(3,998)	(0)	(0)
Changes in operating assets and liabilities:
Accounts receivable	(307)	(594)
Prepaid expenses and other current assets	(1,487)	(710)	(325)
Receivable from affiliates	1	17	(18)
Accounts payable	1,418	782	355
Accounts payable - related party	722
Accrued expenses and other current liabilities	(1,505)	4,353	(456)
Accrued expenses - related party	1,271	585
Deferred revenue	(76)	122
Payable to affiliate - current	(176)	(970)	(185)
Other liabilities	(53)	53
Net cash used in operating activities	(45,924)	(28,399)	(9,522)
Cash flows from investing activities:
Purchases of property and equipment	(557)	(773)	(804)
Software development costs	(105)	(749)	(427)
Purchase of short-term investments			(21,260)
Proceeds from short-term investments		1,000	21,400
Note receivable-related party		(167)	(83)
Decrease in cash (VericiDx deconsolidation)		(62)
Net cash used in investing activities	(662)	(751)	(1,174)
Cash flows from financing activities:
Procceds from convertible notes	18,020
Gross proceeds from the issuance of ordinary shares, net of underwriting fees	0	79,182
Gross proceeds from the issuance of ordinary shares	8,804		17,276
Payment of offering costs	(218)	(2,305)	(1,593)
Proceeds from the issuance of ordinary shares under employee share purchase plan	209	111
Proceeds from exercise of stock options	197	252
Payment of debt issuance costs	(1,382)
Proceeds from PPP Loan			255
Net cash provided by financing activities	25,630	77,240	15,938
Effect of exchange rate changes on cash	(2,839)	3,745	(150)
Net (decrease) increase in cash and cash equivalents	(23,795)	51,835	5,092
Cash and cash equivalents, beginning of period	65,128	13,293	8,201
Cash and cash equivalents, end of period	$ 41,333	65,128	13,293
Supplemental noncash investing and financing activities:
Financing costs in accounts payable and accrued expenses			1,630
Reclassification of note receivable in Kantaro to Investment in Kantaro		175
Deemed distribution of VericiDx ordinary shares		75
Conversion of distribution of VericiDx note receivable into VericiDx ordinary shares		$ 2,556
Software development costs in accounts payable and accrued expenses			177
Purchase of property and equipment in accounts payable and accrued expenses			56
Fair value of services exchanged for equity method investment of which services are recorded as the payable to affiliate			$ 2,000